SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.1%

Commercial Services - 1.9%
ASGN, Inc. *	13,525	1,530,219
Booz Allen Hamilton Holding Corp.	34,100	2,705,835

		4,236,054

Consumer Durables - 1.6%
YETI Holdings, Inc. *	42,000	3,598,980

Consumer Non-Durables - 1.0%
Coca-Cola Europacific Partners, PLC	40,700	2,250,303

Consumer Services - 3.3%
Chegg, Inc. *	36,200	2,462,324
Nexstar Media Group, Inc.	20,650	3,137,974
Vail Resorts, Inc. *	5,800	1,937,490

		7,537,788

Electronic Technology - 15.9%
Applied Materials, Inc.	28,275	3,639,841
Arista Networks, Inc. *	12,200	4,192,408
Broadcom, Inc.	9,100	4,412,863
Ciena Corp. *	16,525	848,559
CMC Materials, Inc.	10,825	1,333,965
CommScope Holding Co., Inc. *	105,175	1,429,328
Garmin, Ltd.	12,700	1,974,342
II-VI, Inc. *	24,500	1,454,320
Keysight Technologies, Inc. *	23,150	3,803,313
Marvell Technology, Inc.	70,975	4,280,502
MKS Instruments, Inc.	15,100	2,278,741
Monolithic Power Systems, Inc.	5,400	2,617,272
Skyworks Solutions, Inc.	23,900	3,938,242

		36,203,696

Finance - 9.3%

Air Lease Corp.	32,900	1,294,286
American Financial Group, Inc.	7,325	921,705
Ameriprise Financial, Inc.	11,700	3,090,204
Arthur J Gallagher & Co.	18,900	2,809,485
Carlyle Group, Inc.	85,700	4,051,896
First Republic Bank	16,550	3,192,164
Intercontinental Exchange, Inc.	25,300	2,904,946
PROG Holdings, Inc.	37,300	1,566,973
T Rowe Price Group, Inc.	6,350	1,249,045

		21,080,704

Health Services - 4.2%

Encompass Health Corp.	47,600	3,571,904
Teladoc Health, Inc. *	19,775	2,507,668
Tenet Healthcare Corp. *	50,950	3,385,118

		9,464,690

Health Technology - 14.5%

Align Technology, Inc. *	6,850	4,558,195
BioMarin Pharmaceutical, Inc. *	23,500	1,816,315
Bio-Techne Corp.	1,500	726,855
Cooper Cos, Inc.	4,250	1,756,567
Dexcom, Inc. *	12,010	6,567,789
Exact Sciences Corp. *	29,650	2,830,093
ICU Medical, Inc. *	8,600	2,007,068
Insulet Corp. *	9,600	2,728,608
Jazz Pharmaceuticals, PLC *	5,700	742,197

Name of Issuer	Quantity	Fair Value ($)

Neurocrine Biosciences, Inc. *	19,700	1,889,427
PerkinElmer, Inc.	6,700	1,161,043
Sarepta Therapeutics, Inc. *	18,275	1,690,072
Thermo Fisher Scientific, Inc.	8,100	4,627,773

		33,102,002

Industrial Services - 3.2%

Jacobs Engineering Group, Inc.	27,800	3,684,334
Waste Connections, Inc.	29,400	3,702,342

		7,386,676

Non-Energy Minerals - 2.2%
Trex Co., Inc. *	50,200	5,116,886

Process Industries - 2.7%
Darling Ingredients, Inc. *	25,850	1,858,615
Ecolab, Inc.	8,000	1,668,960
Scotts Miracle-Gro Co.	18,275	2,674,729

		6,202,304

Producer Manufacturing - 7.3%
AGCO Corp.	12,700	1,556,131
AMETEK, Inc.	18,800	2,331,388
Carlisle Cos., Inc.	17,000	3,379,430
Dover Corp.	21,875	3,401,562
Hubbell, Inc.	11,000	1,987,370
Rockwell Automation, Inc.	6,300	1,852,452
Trane Technologies, PLC	12,075	2,084,749

		16,593,082

Retail Trade - 3.1%
TJX Cos., Inc.	55,175	3,640,446
Ulta Beauty, Inc. *	9,700	3,500,924

		7,141,370

Technology Services - 26.5%
Altair Engineering, Inc. *	24,800	1,709,712
ANSYS, Inc. *	10,750	3,659,837
Aspen Technology, Inc. *	19,900	2,443,720
Atlassian Corp., PLC *	20,000	7,828,400
Autodesk, Inc. *	14,800	4,220,516
Booking Holdings, Inc. *	450	1,068,241
DocuSign, Inc. *	11,050	2,844,602
Dynatrace, Inc. *	65,375	4,639,664
Euronet Worldwide, Inc. *	26,275	3,344,282
Globant SA *	5,200	1,461,252
GoDaddy, Inc. *	27,075	1,887,128
HubSpot, Inc. *	8,800	5,949,592
nCino, Inc. *	15,400	1,093,862
Paycom Software, Inc. *	7,600	3,767,700
Pinterest, Inc. *	10,850	552,808
PTC, Inc. *	39,600	4,743,684
RingCentral, Inc. *	5,500	1,196,250
Science Applications International Corp.	25,100	2,147,556
Splunk, Inc. *	20,900	3,024,439
Twilio, Inc. *	5,825	1,858,466
Zynga, Inc. *	120,500	907,365

		60,349,076

Transportation - 1.9%
Alaska Air Group, Inc. *	17,300	1,013,780

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Knight-Swift Transportation Holdings, Inc.	64,075	3,277,436

		4,291,216

Utilities—0.5%
WEC Energy Group, Inc.	12,800	1,128,960

Total Common Stocks (cost: $107,239,437)		225,683,787

Short-Term Securities - 1.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $2,165,232)	2,165,232	2,165,232

Total Investments in Securities - 100.1% (cost $109,404,669)		227,849,019

Other Assets and Liabilities, net - (0.1)%		(184,165)

Total Net Assets - 100.0%		$227,664,854

*	Non-income producing security.

 PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	225,683,787	—	—	225,683,787
Short-Term Securities	2,165,232	—	—	2,165,232

Total:	227,849,019	—	—	227,849,019

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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